TAXATION - Significant components of the Group's deferred tax assets and liabilities (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
Deferred tax assets:
Tax loss carried forward	¥ 2,318,161	$ 336,102	¥ 1,841,192
Accrued expenses	84,428	12,241	235,737
Depreciation	17,073	2,475	7,082
Allowance for credit losses	85,666	12,420	53,436
Government grant	5,779	838	4,266
Operating lease liabilities	57,828	8,384	63,781
Accrued interest	197,767	28,674	170,337
Finance lease liabilities	47,505	6,888	0
Others	8,241	1,194	2,737
Less: valuation allowance	(2,415,627)	(350,233)	(1,881,873)
Deferred tax assets, net	406,821	58,983	496,695
Deferred tax liabilities:
Operating lease right-of-use assets	46,367	6,723	57,300
One-time deduction for fixed asset purchases	231,532	33,569	337,564
Long-lived assets arising from business acquisition	238,672	34,603	277,267
Finance lease right-of-use assets	41,530	6,021	0
Others	15,772	2,287	22,655
Deferred tax liabilities, gross	573,873	83,203	694,786
Net deferred tax liabilities	¥ 167,052	$ 24,220	¥ 198,091